General Information (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2021 process	Dec. 31, 2021	Jan. 04, 2018
General Information [Abstract]
Pag Seguro digital has control of the shares Pag Seguro Brazil			99.99%
Number of new subsidiaries established	4
Consolidated Assets
General Information [Abstract]
Concentration risk percentage		0.03
Consolidated Revenue
General Information [Abstract]
Concentration risk percentage		0.02
Consolidated Net Income
General Information [Abstract]
Concentration risk percentage		0.01